Fresh Start Accounting - Reorganization Adjustments, Other Current Liabilities (Details) $ in Millions	7 Months Ended
Sep. 30, 2022 USD ($)
Reorganizations [Abstract]
Accrued liability due to holders of Prepetition Credit agreement claims for sold rig proceeds	$ 27
Recognition of lease liability and other accrued liability associated with the amended West Linus lease	25
Change in other current liabilities	$ 52